Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 870,000	$ 119,978	¥ 870,000	$ 119,978	¥ 932,000
Unsecured bank loans
Short-term borrowings
Short-term borrowings	¥ 870,000		¥ 870,000		¥ 932,000